UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.       Name and address of issuer:

                  Vontobel Funds, Inc.
                  1500 Forest Avenue, Suite 223
                  Richmond, Virginia 23229

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                  Vontobel International Equity Fund
                  Vontobel U.S. Value Fund
                  Vontobel Eastern European Equity Fund
                  Vontobel U.S. Equity Fund



         Investment Company Act File Number:  811-3551

         Securities Act File Number: 2-78931

3.       (a)         Last day of fiscal year for which this notice is filed:

                     December 31, 2001

(b)      [ ]         Check box if this Form is being filed late (i.e., more than
                     90 days after the end of the issuer's fiscal year).

(c)      [ ]         Check box if this is the last time the issuer will be
                     filing this Form.


4.

Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the fiscal year
                  pursuant to section 24(f):                         $89,311,228
         (ii)     Aggregate price of securities redeemed or repurchased during
                  the fiscal year:                                  $200,448,474
         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
                  payable to the Commission:                        $108,473,932
         (iv)     Total available redemption credits [add Items 5(ii) and 5(iii)
                  ]:
                                                                    $308,922,406

         (v)      Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
                  Item 5(iv) from Item 5(i)]:                      (219,611,178)
         (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                                   $219,611,178
         (vii)    Multiplier for determining registration fee:
                                                                     x   .000092
         (viii)   Registration fee due [multiply Item 5(v) by Item 5(vii):
                                                                        + $ 0.00
         5.       Prepaid Shares
         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a . If here is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a.

         6.       Interest due - if this Form is being filed more than 90 days
                  after the end of the issuer's fiscal year:               + $0

         7.       Total of the amount of the registration fee due plus any
                  interest due [line 5(viii) plus line 7]:              =$0

8. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                  N/A



Method of Delivery:

         [ ] Wire Transfer

         [ ] Mail or other mean

                                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

                                By       /s/ Darryl S. Peay

                                        Darryl S. Peay
                                        Assistant Secretary




Date     March 19, 2002